Total
AMERICAN GROWTH FUND Series One
Risk/Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.
Fee Table

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 16 of the Fund´s prospectus and under Distribution of Shares, page 13 of the Fund´s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES: (fees paid directly from your investment)
Shareholder Fees - AMERICAN GROWTH FUND Series One	CLASS A		CLASS B		CLASS C		CLASS D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	none	[1]	5.00%	[2]	1.00%	[3]	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none
Redemption Fees	none		none		none		none
Exchange Fee	none		none		none		none
[1]	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. See Class A and D Sales Charges on page 15.
[2]	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
[3]	In the first year after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2021:
Annual Fund Operating Expenses - AMERICAN GROWTH FUND Series One		CLASS A	CLASS B	CLASS C	CLASS D
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) fees		0.30%	1.00%	1.00%	none
Other Expenses		3.12%	5.09%	3.41%	3.07%
Acquired Fund fees and expenses		none	none	none	none
Expenses (as a percentage of Assets)	[1]	4.42%	7.09%	5.41%	4.07%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class B & C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - AMERICAN GROWTH FUND Series One - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	993	1,836	2,688	4,864
CLASS B	1,202	2,461	3,664	5,767
CLASS C	640	1,742	2,538	5,033
CLASS D	960	2,551	3,340	4,594

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - AMERICAN GROWTH FUND Series One - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS A	993	1,836	2,688	4,864
CLASS B	702	2,061	3,364	5,767
CLASS C	540	1,613	2,677	5,033
CLASS D	960	1,742	2,538	4,594

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 4% of the average market value of its portfolio.

Principal Investment Strategy

Investment Research Corporation (the "Advisor, “Investment Advisor”, or “IRC”) manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.

Principal Risks of Investing in the Fund

Loss of some or all of the money you invest is a risk of investing in the Fund.
The primary risks of investing in the Fund are:
● Stock Market Risk - the value of an investment may fluctuate and could decline.
● Operational and Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
● Industry and security risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
● Management Risk - risks that the Advisor´s assessment of a company´s growth prospects may not be accurate.
● Interest Rate Risk – as rates rise, the price of a fixed rate bond will fall.
● Credit Risk – a bond’s issuer may be unable to make timely payments of interest and capital.
● Foreign Investment Risk – adverse effects from political instability, currency exchange rates, economic conditions or regulatory and accounting standards.
● Liquidity Risk - a given security or asset may not be readily marketable.
● Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.
● Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
● Equity Risk – stock and equity values fluctuate in response to a company’s financial condition and other factors, and could decline.
● Repurchase Agreement Risk – a seller may default or a security declines in value.
● Depositary Receipts Risk – generally these are subject to the same risks as Foreign Investment Risks.
● Convertible Securities – convertible securities have the risk of loss of principal at maturity.
● Large Cap Company Risk – slower response to competitors and technology and consumer tastes, and slower growth rates during periods of economic expansion.
● Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
● Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its advisor’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
● Technology Securities Risk - Certain technology related companies may face special risks that their products or services may not prove to be commercially successful.
● Market Risk - the value of an investment may fluctuate sharply and unpredictably. Overall market risks may affect the value of the Fund. Securities in the Fund’s portfolio may underperform due to a variety of factors affecting securities markets generally or individual issuers.
● Recent Market Conditions - An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in late 2019 and subsequently spread globally. As of the date of this Prospectus, the impact of the outbreak has continued to evolve, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors.  The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession, which may have a material adverse effect on the performance and financial condition of the securities in which the Fund invests, and on the overall performance of the Fund.
● Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments.

Risk/Return Bar Chart and Table

The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll-free telephone number (800) 525-2406.

Highest quarterly return: 21.79% for quarter ended June 2020. Lowest quarterly return: -21.45% for quarter ended September 2011. Year to date performance for the period ended 9/30/2021 was -2.85%.
Average annual total returns for the periods ended December 31, 2020
Average Annual Total Returns - AMERICAN GROWTH FUND Series One		1 Year	5 Years	10 Years
CLASS A	[1]	5.53%	10.73%	10.60%
CLASS B	[1]	5.64%	9.70%	9.76%	[2]
CLASS C	[1]	17.45%	11.42%	10.51%	[2]
CLASS D	[1]	5.69%	11.04%	10.89%
CLASS D | After Taxes on Distributions		11.25%	11.66%	10.84%
CLASS D | After Taxes on Distributions and Sales		2.37%	8.95%	7.50%
Standard and Poor’s 500 Index (reflects no deduction for fees expenses, or taxes)		18.40%	15.22%	13.88%
[1]	Assumes redemption at end of time period.
[2]	After seven years Class B & C Shares convert to Class A Shares. The ten year return for Class B & C shares reflects the first seven year returns for Class B & C shares and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;

Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;

After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.